Income Taxes (Details) - Schedule of deferred income tax liability - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of deferred income tax liability [Line Items]
Total deferred liabilities	$ 4,400,408	$ 3,860,831
Deferred tax liabilities, net	4,105,124	3,638,521
Allowance for doubtful accounts [Member]
Income Taxes (Details) - Schedule of deferred income tax liability [Line Items]
Deferred tax assets, gross	(64,511)	(61,536)
Advances from customers [Member]
Income Taxes (Details) - Schedule of deferred income tax liability [Line Items]
Deferred tax assets, gross	359,795	283,846
Deferred tax assets	295,284	222,310
Property, plant and equipment [Member]
Income Taxes (Details) - Schedule of deferred income tax liability [Line Items]
Deferred tax liabilities, gross	3,926,450	3,321,941
Intangible assets from Grupo San [Member]
Income Taxes (Details) - Schedule of deferred income tax liability [Line Items]
Deferred tax liabilities, gross	353,661	329,600
Provisions [Member]
Income Taxes (Details) - Schedule of deferred income tax liability [Line Items]
Deferred tax liabilities, gross	76,601	202,407
Prepaid expenses [Member]
Income Taxes (Details) - Schedule of deferred income tax liability [Line Items]
Deferred tax liabilities, gross	$ 43,696	$ 6,883